Earnings Per Share Earnings Per Share Table (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended				4 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended			9 Months Ended	12 Months Ended
	Dec. 31, 2010	Oct. 01, 2010	Dec. 31, 2011	Dec. 31, 2009	Sep. 30, 2011 Successor [Member]	Jun. 30, 2011 Successor [Member]	Mar. 31, 2011 Successor [Member]	Dec. 31, 2010 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2011 Successor [Member]	Oct. 01, 2010 Predecessor [Member]	Sep. 30, 2010 Predecessor [Member]	Jun. 30, 2010 Predecessor [Member]	Mar. 31, 2010 Predecessor [Member]	Oct. 01, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Dec. 31, 2008 Predecessor [Member]
Numerator:
Income from continuing operations					$ 37	$ 26	$ 35	$ 86	$ 38	$ 136	$ 1,063	$ (164)	$ (198)	$ 225	$ 926	$ 171
Income (loss) from discontinued operations	0	14	(56)	(43)				0		(56)					14	(43)
Net income attributable to Visteon								$ 86		$ 80					$ 940	$ 128
Denominator:
Average common stock outstanding								50,200,000		51,200,000					130,300,000	130,400,000
Dilutive effect of warrants								1,500,000		800,000					0	0
Diluted shares								51,700,000		52,000,000					130,300,000	130,400,000
Earnings per share attributable to Visteon:
Continuing operations					$ 0.72	$ 0.51	$ 0.69	$ 1.71	$ 0.75	$ 2.65		$ (1.27)	$ (1.53)	$ 1.73	$ 7.10	$ 1.31
Discontinued operations								$ 0.00		$ (1.09)					$ 0.11	$ (0.33)
Basic								$ 1.71		$ 1.56					$ 7.21	$ 0.98
Continuing operations					$ 0.71	$ 0.50	$ 0.67	$ 1.66	$ 0.75	$ 2.62		$ (1.27)	$ (1.53)	$ 1.73	$ 7.10	$ 1.31
Discontinued operations								$ 0.00		$ (1.08)					$ 0.11	$ (0.33)
Diluted								$ 1.66		$ 1.54					$ 7.21	$ 0.98
Options, Outstanding, Number									1,000,000	1,000,000						10,506,000	11,999,000
Options, Exercise Price Range, Lower Range Limit										$ 44.55						$ 3.63
Options, Exercise Price Range, Upper Range Limit										$ 74.08						$ 17.46
Class of Warrant, Outstanding																25,000,000